Investment in finance leases, net	12 Months Ended
Dec. 31, 2022
Flight Equipment, Net [Abstract]
Investment in finance leases, net	Investment in finance leases, net
Components of investment in finance leases, net as of December 31, 2022 and 2021 were as follows:

	As of December 31,
	2022	2021
Future minimum lease payments to be received, net	$1,299,724	$1,275,379
Estimated residual values of leased flight equipment	630,538	1,131,419
Less: Unearned income	(551,165)	(406,286)
Less: Allowance for credit losses (Note 26)	(23,025)	(71,292)
	$1,356,072	$1,929,220
Investment in finance leases consists of direct financing leases, leveraged leases and sales-type leases of flight equipment and represents net unpaid rentals and estimated unguaranteed residual values of leased equipment, less related unearned income. The Company has no general obligation for principal and interest on notes or other instruments representing third-party participation related to leveraged leases; such notes and other instruments have not been included in liabilities but have been offset against the related rentals receivable in the table above.
Our share of net lease payments on leveraged leases is subordinate to the share of other participants who also have security interests in the leased equipment. For federal income tax purposes, we are entitled to deduct the interest expense accruing on non-recourse financings related to leveraged leases.
As of December 31, 2022, the cash flows receivable, including the estimated residual value at lease termination, from finance, sales-type and leveraged leases were as follows:

Cash flows receivable
2023	$326,616
2024	357,425
2025	220,076
2026	171,426
2027	130,151
Thereafter	724,568
Undiscounted cash flows receivable	$1,930,262
Less: Unearned income	(551,165)
Less: Allowance for credit losses	(23,025)
$1,356,072
During the years ended December 31, 2022 and 2021, we recognized interest income from investment in finance leases, net of $130.1 million and $61.3 million, respectively, included in basic lease rents.